CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.2%
	Bermuda - 0.8%
1,660,413	PAX Global Technology Ltd.	$ 1,429,187

	Canada - 4.1%
15,394	Franco-Nevada Corporation	2,100,972
497,052	Jaguar Mining, Inc.(a)	991,204
89,400	Quebecor, Inc., Class B(a)	1,994,077
55,809	TC Energy Corporation(a)	2,225,023
		7,311,276
	Cayman Islands - 2.6%
108,000	Baidu, Inc.(b)	1,540,136
1,814,018	NagaCorp Ltd.(b)	1,593,948
40,000	Tencent Holdings Ltd. - ADR(a)	1,694,400
		4,828,484
	Chile - 1.7%
174,349	Cia Cervecerias Unidas S.A. - ADR(a)	2,287,459
102,546,552	Vina San Pedro Tarapaca S.A.	712,456
		2,999,915
	Denmark - 2.5%
215,985	ISS A/S(b)	4,572,273

	Finland - 1.9%
409,783	Wartsila OYJ Abp	3,456,374

	France - 8.3%
35,253	Air Liquide S.A.	5,005,185
28,271	Eiffage S.A.	2,781,706
9,800	Schneider Electric S.E.	1,376,682
20,063	Sodexo S.A.	1,920,186
46,840	Ubisoft Entertainment S.A.(b)	1,323,676
60,640	Worldline S.A.(b)	2,375,541
		14,782,976
	Germany - 2.0%
46,450	Fraport A.G. Frankfurt Airport Services Worldwide(b)	1,881,690

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.2% (Continued)
	Germany - 2.0% (Continued)
33,200	Porsche Automobil Holding S.E.	$ 1,811,149
		3,692,839
	Indonesia - 0.7%
1,160,445	Gudang Garam Tbk P.T.	1,346,235

	Ireland - 1.6%
41,853	Perrigo Company PLC	1,426,769
118,000	Ryanair Holdings plc(b)	1,538,131
		2,964,900
	Israel - 0.8%
209,400	ICL Group Ltd.	1,512,538

	Japan - 5.4%
93,334	Aica Kogyo Company Ltd.	2,207,261
7,896	FANUC Corporation	1,181,420
145,751	Nagaileben Company Ltd.	2,204,263
114,905	Sekisui Jushi Corporation	1,626,294
6,102	Shimano, Inc.(a)	964,077
68,000	T Hasegawa Company Ltd.	1,499,780
		9,683,095
	Korea (Republic Of) - 0.9%
33,748	S-1 Corporation	1,592,742

	Mexico - 1.5%
1,040,351	Megacable Holdings S.A.B. de C.V.	2,769,095

	Netherlands - 1.3%
77,956	Koninklijke Vopak N.V.	2,319,622

	Singapore - 2.3%
267,369	Oversea-Chinese Banking Corporation Ltd.	2,431,999
265,000	Singapore Exchange Ltd.	1,772,025
		4,204,024

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.2% (Continued)
	Spain - 0.5%
35,818	Cia de Distribucion Integral Logista Holdings S.A.	$ 903,482

	Sweden - 2.2%
49,774	Loomis A.B.	1,364,480
236,100	Mekonomen A.B.	2,546,098
		3,910,578
	Switzerland - 1.2%
157,140	Softwareone Holding A.G.	2,230,494

	Thailand - 2.3%
451,900	Bangkok Bank PCL	1,929,808
502,930	Siam City Cement PCL	2,229,816
		4,159,624
	United Kingdom - 0.6%
891,536	Firstgroup plc	1,087,266

	United States - 21.0%
9,799	3M Company	1,175,096
11,145	Brunswick Corporation	803,332
3,785	Carlisle Companies, Inc.	891,935
8,740	CarMax, Inc.(a),(b)	532,179
35,892	Dentsply Sirona, Inc.	1,142,801
17,557	Emerson Electric Company	1,686,526
10,500	FleetCor Technologies, Inc.(b)	1,928,640
52,155	Henry Schein, Inc.(b)	4,165,620
43,000	IAA, Inc.(b)	1,720,000
6,094	McDonald's Corporation	1,605,952
16,000	Meta Platforms, Inc., Class A(b)	1,925,440
8,116	Mohawk Industries, Inc.(b)	829,618
2,986	Neogen Corporation(b)	45,477
4,327	O'Reilly Automotive, Inc.(b)	3,652,117
270,940	PHI Group, Inc.(a),(b)	2,573,930
12,000	PNC Financial Services Group, Inc. (The)	1,895,280
6,900	Ross Stores, Inc.	800,883

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 66.2% (Continued)
	United States - 21.0% (Continued)
18,795	Scotts Miracle-Gro Company (The)(a)	$ 913,249
38,512	Sonoco Products Company	2,338,064
45,000	Truist Financial Corporation	1,936,350
32,000	US Bancorp	1,395,520
11,000	Walmart, Inc.	1,559,690
4,017	WW Grainger, Inc.	2,234,456
		37,752,155

	TOTAL COMMON STOCKS (Cost $121,639,279)	119,509,174

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.4%
	United States - 5.4%
57,027	SPDR Gold Shares(b)	9,674,060

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,079,629)	9,674,060

Shares		Fair Value
	PREFERRED STOCKS — 2.9%
	United States - 2.9%
100,000	Bank of America Corporation(a)	1,881,000
98,132	JPMorgan Chase & Company(a)	1,712,403
100,000	Wells Fargo & Company	1,647,000
		5,240,403

	TOTAL PREFERRED STOCKS (Cost $6,218,887)	5,240,403

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 2.8%
	United States - 2.8%
2,691,200	Coast Capital Midas Fund LP(b),(c),(d),(e),(f)	4,976,029

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,800,000)	4,976,029

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 3.0%
	Ireland — 1.3%
2,500,000 USD	Perrigo Finance Unlimited Company	3.9000	12/15/24	$ 2,362,500

	United States — 1.7%
2,000,000 USD	Bath & Body Works, Inc.	6.6940	01/15/27	1,985,620
1,000,000 USD	IAA, Inc.(g)	5.5000	06/15/27	975,614
				2,961,234
	TOTAL CORPORATE BONDS (Cost $5,458,689)			5,323,734

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.2%
	United States — 8.2%
15,000,000 USD	United States Treasury Bill(h)	–	03/16/23	14,875,605

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $14,872,866)			14,875,605

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 12.9%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
3,442,995	State Street Navigator Securities Lending Government Money Market Portfolio, Trust Class, 4.34% (Cost $3,442,995)(i),(j)			3,442,995

	MONEY MARKET FUNDS - 11.0%
19,889,812	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.08% (Cost $19,889,812)(i)			19,889,812

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,332,807)			23,332,807

	TOTAL INVESTMENTS - 101.4% (Cost $183,402,157)			$ 182,931,812
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(2,545,638)
	NET ASSETS - 100.0%			$ 180,386,174

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi

LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at December 31, 2022. Total loaned securities had a value of $9,893,628 at December 31, 2022.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of December 31, 2022 was $4,976,029, representing 2.8% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as December 31, 2022, amounted to $4,976,029, which represents approximately 2.8% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(f)	Restricted security.
(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $975,614 or 0.5% of net assets.
(h)	Zero coupon bond.
(i)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(j)	The loaned securities were secured with short-term investment cash collateral of $3,442,995 and non-cash collateral of $6,889,605. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022 (Unaudited)
FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS
						Unrealized Appreciation/(Depreciation)*
Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. Dollar Equivalent	U.S. Dollar Value at December 31, 2022
To Buy:
Euro	02/23/2023	State Street Bank	15,300,000	$ 15,192,365	$ 16,440,095	$ 1,247,730
				$ 15,192,365	$ 16,440,095	$ 1,247,730

To Sell:
Euro	02/23/2023	State Street Bank	15,300,000	$ 15,570,420	$ 16,440,095	$ (869,675)
				$ 15,570,420	$ 16,440,095	$ (869,675)

Total						$ 378,055

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2022.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 82.2%
	Bermuda - 2.4%
453,587	PAX Global Technology Ltd.	$ 390,421

	Canada - 5.2%
99,048	Jaguar Mining, Inc.(a)	197,518
10,980	Quebecor, Inc., Class B(a)	244,910
10,347	TC Energy Corporation(a)	412,520
		854,948
	Cayman Islands - 5.5%
17,000	Baidu, Inc.(b)	242,429
437,006	NagaCorp Ltd.(b)	383,990
6,800	Tencent Holdings Ltd. - ADR(a)	288,048
		914,467
	Chile - 5.2%
19,627	Cia Cervecerias Unidas S.A. - ADR(a)	257,506
84,677,397	Vina San Pedro Tarapaca S.A.	588,308
		845,814
	Denmark - 4.1%
31,301	ISS A/S(b)	662,623

	Finland - 3.0%
58,060	Wartsila OYJ Abp	489,715

	France - 13.1%
3,545	Air Liquide S.A.	503,316
4,851	Eiffage S.A.	477,311
1,280	Schneider Electric S.E.	179,812
4,294	Sodexo S.A.	410,969
5,914	Ubisoft Entertainment S.A.(b)	167,127
10,005	Worldline S.A.(b)	391,941
		2,130,476
	Germany - 3.9%
7,644	Fraport A.G. Frankfurt Airport Services Worldwide(b)	309,659
5,900	Porsche Automobil Holding S.E.	321,860
		631,519

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 82.2% (Continued)
	Indonesia - 1.2%
170,955	Gudang Garam Tbk P.T.	$ 198,325

	Ireland - 2.2%
4,307	Perrigo Company PLC	146,826
16,500	Ryanair Holdings plc(b)	215,077
		361,903
	Israel - 1.5%
34,127	ICL Group Ltd.	246,506

	Japan - 9.8%
13,881	Aica Kogyo Company Ltd.	328,273
1,184	FANUC Corporation	177,153
21,824	Nagaileben Company Ltd.	330,055
24,545	Sekisui Jushi Corporation	347,396
888	Shimano, Inc.(a)	140,298
12,000	T Hasegawa Company Ltd.	264,667
		1,587,842
	Korea (Republic Of) - 2.0%
6,873	S-1 Corporation	324,372

	Mexico - 1.9%
119,587	Megacable Holdings S.A.B. de C.V.	318,304

	Netherlands - 2.7%
14,585	Koninklijke Vopak N.V.	433,984

	Singapore - 3.9%
42,101	Oversea-Chinese Banking Corporation Ltd.	382,952
38,000	Singapore Exchange Ltd.	254,102
		637,054
	Spain - 1.3%
8,679	Cia de Distribucion Integral Logista Holdings S.A.	218,921

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 82.2% (Continued)
	Sweden - 4.1%
9,234	Loomis A.B.	$ 253,136
38,745	Mekonomen A.B.	417,826
		670,962
	Switzerland - 2.9%
32,910	Softwareone Holding A.G.	467,135

	Thailand - 4.4%
92,800	Bangkok Bank PCL	396,296
73,434	Siam City Cement PCL	325,581
		721,877
	United Kingdom - 1.9%
251,874	Firstgroup plc	307,171

	TOTAL COMMON STOCKS (Cost $14,729,006)	13,414,339

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 8.3%
	United States - 8.3%
8,003	SPDR Gold Shares(b)	1,357,629

	TOTAL EXCHANGE-TRADED FUNDS (Cost $990,347)	1,357,629

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 7.6%
	United States - 7.6%
672,800	Coast Capital Midas Fund LP(b),(c),(d),(e),(f)	1,244,007

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $1,200,000)	1,244,007

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.9%
COLLATERAL FOR SECURITIES LOANED - 2.9%
476,109	State Street Navigator Securities Lending Government Money Market Portfolio, Trust Class, 4.34% (Cost $476,109)(g),(h)	$ 476,109

	TOTAL INVESTMENTS - 101.0% (Cost $17,395,462)	$ 16,492,084
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(161,864)
	NET ASSETS - 100.0%	$ 16,330,220

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at December 31, 2022. Total loaned securities had a value of $1,490,165 at December 31, 2022.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of December 31, 2022 was $1,244,007, representing 7.6% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as December 31, 2022, amounted to $1,244,007, which represents approximately 7.6% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(f)	Restricted security.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(h)	The loaned securities were secured with short-term investment cash collateral of $476,109 and non-cash collateral of $1,082,016. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022 (Unaudited) (Continued) FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS
Unrealized Appreciation/(Depreciation)*
Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. Dollar Equivalent	U.S. Dollar Value at December 31, 2022
To Buy:
Euro	02/23/2023	State Street Bank	$ 3,300,000	$ 3,276,784	$ 3,545,902	$ 269,118
				$ 3,276,784	$ 3,545,902	$ 269,118

To Sell:
Euro	02/23/2023	State Street Bank	$ 3,300,000	$ 3,358,326	$ 3,545,902	$ (187,576)
				$ 3,358,326	$ 3,545,902	$ (187,576)

Total						$ 81,542

* The amount represents fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2022.